Unaudited Quarterly Financial Information (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 3,444,000,000		$ 4,333,000,000		$ 3,609,000,000		$ 3,730,000,000		$ 3,434,000,000		$ 4,064,000,000		$ 3,360,000,000		$ 3,569,000,000		$ 15,116,000,000	$ 14,427,000,000	$ 13,489,000,000
Operating Income	343,000,000	[1]	890,000,000	[2]	717,000,000		832,000,000		486,000,000	[3]	1,025,000,000		394,000,000	[4]	758,000,000		2,782,000,000	2,663,000,000	2,771,000,000
Income Before Extraordinary Items	211,000,000	[1],[5]	657,000,000	[2],[5]	353,000,000		355,000,000										1,576,000,000	1,218,000,000	1,370,000,000
Extraordinary Items, Net of Tax	100,000,000	[5]	273,000,000	[5]	0		0										373,000,000	0	(5,000,000)
Net Income (Loss)	311,000,000	[1],[5]	930,000,000	[2],[5]	353,000,000		355,000,000		178,000,000	[3]	557,000,000		137,000,000	[4]	346,000,000		1,949,000,000	1,218,000,000	1,365,000,000
Earnings Attributable To AEP Common Shareholders
Income Before Extraordinary Items	208,000,000	[1],[5]	655,000,000	[2],[5]	352,000,000		353,000,000
Extraordinary Items, Net of Tax	100,000,000	[5]	273,000,000	[5]	0		0										373,000,000	0	(5,000,000)
Net Income	308,000,000	[1],[5]	928,000,000	[2],[5]	352,000,000		353,000,000		176,000,000	[3]	555,000,000		136,000,000	[4]	344,000,000		1,941,000,000	1,211,000,000	1,357,000,000
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Earnings per Share Before Extraordinary Items	$ 0.43		$ 1.35		$ 0.73		$ 0.73										$ 3.25	$ 2.53	$ 2.97
Extraordinary Items per Share	$ 0.20		$ 0.57		$ 0		$ 0										$ 0.77	$ 0	$ (0.01)
Earnings per Share	$ 0.63	[6]	$ 1.92	[6]	$ 0.73	[6]	$ 0.73	[6]	$ 0.37	[6]	$ 1.16	[6]	$ 0.28	[6]	$ 0.72	[6]	$ 4.02	$ 2.53	$ 2.96
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Earnings per Share Before Extraordinary Items	$ 0.43		$ 1.35		$ 0.73		$ 0.73										$ 3.25	$ 2.53	$ 2.97
Extraordinary Items per Share	$ 0.20		$ 0.57		$ 0		$ 0										$ 0.77	$ 0	$ (0.01)
Earnings per Share	$ 0.63	[6]	$ 1.92	[6]	$ 0.73	[6]	$ 0.73	[6]	$ 0.37	[6]	$ 1.16	[6]	$ 0.28	[6]	$ 0.72	[6]	$ 4.02	$ 2.53	$ 2.96
Public Service Co Of Oklahoma [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues																	1,363,388,000	1,273,662,000	1,124,750,000
Operating Income																	241,011,000	181,992,000	170,308,000
Net Income (Loss)																	124,628,000	72,787,000	75,602,000
Earnings Attributable To AEP Common Shareholders
Net Income																	124,194,000	72,587,000	75,390,000
Unaudited Quarterly Financial Information (Textuals) [Abstract]
SWEPCo recorded revenue from AEPEP in sales to AEP affiliates																	14,192,000	23,528,000	45,756,000
Appalachian Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues																	3,205,225,000	3,275,103,000	2,876,655,000
Operating Income																	429,580,000	381,023,000	372,525,000
Net Income (Loss)																	162,758,000	136,668,000	155,814,000
Earnings Attributable To AEP Common Shareholders
Net Income																	161,013,000	135,768,000	154,914,000
Unaudited Quarterly Financial Information (Textuals) [Abstract]
SWEPCo recorded revenue from AEPEP in sales to AEP affiliates																	$ 359,802,000	$ 316,207,000	$ 263,389,000

[1]	Includes a refund of POLR charges in Ohio (see Note 3) and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a write-off for SWEPCo's Turk Plant (see Note 6).
[2]	Includes pretax write-offs for plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio (see Note 3).
[3]	Includes a $43 million refund provision for the 2009 SEET in addition to various other provisions for certain regulatory and legal matters.
[4]	See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.
[5]	See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.
[6]	Quarterly Earnings per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.